UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Municipal Bonds and Notes—97.2%†		Principal Amount	Fair Value
Alabama—0.5%
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	$8,375,000	$8,422,319	(a,b)
Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,500,000	2,878,650
Arizona—2.0%
City of Phoenix
5.00%	07/01/19	5,000,000	5,565,950
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000,000	5,009,650
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	9,156,617
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,800,500
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,165,680
			32,698,397
California—11.5%
Bay Area Toll Authority
4.00%	04/01/31	4,000,000	4,244,600
5.00%	04/01/31	10,000,000	10,709,700	(a)
California Educational Facilities Authority
5.00%	10/01/32 - 05/01/45	13,255,000	17,338,717
5.25%	10/01/39	6,000,000	6,864,180	(c)
6.13%	10/01/36	1,500,000	1,781,280
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,924,500
6.00%	07/01/39	5,000,000	5,653,750
6.50%	10/01/33	3,500,000	4,279,660	(a)
California Pollution Control Financing Authority
5.00%	11/21/45	3,000,000	3,081,780	(d)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	6,585,000	8,016,345
California State Public Works Board
5.00%	10/01/28	1,500,000	1,714,440
5.13%	10/01/31	2,000,000	2,267,700
5.25%	09/01/29	10,160,000	12,022,836
6.00%	04/01/26	8,475,000	10,061,605
Coast Community College District (AGMC Insured)
5.00%	08/01/33	8,750,000	9,812,075	(b)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	2,600,000	2,779,998	(b)
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	9,343,840
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000,000	5,281,400
Sacramento County Sanitation Districts Financing Authority
5.00%	12/01/44	2,000,000	2,293,480
San Diego Community College District
5.00%	08/01/41	10,000,000	11,206,400

San Diego County Regional Transportation Commission
4.75%	04/01/48	5,000,000	5,548,100
5.00%	04/01/44	5,000,000	5,758,400
State of California
5.00%	02/01/31 - 12/01/43	18,220,000	20,439,779
5.25%	04/01/35 - 11/01/40	12,750,000	14,608,897
University of California
5.00%	05/15/38	4,000,000	4,531,920
University of California (AMBAC Insured)
5.00%	05/15/34	2,225,000	2,226,691	(b)
			187,792,073
Colorado—2.0%
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	2,038,148
Regional Transportation District
4.25%	11/01/36	3,405,000	3,800,967
5.00%	11/01/27 - 11/01/29	20,015,000	24,410,403
5.38%	06/01/31	2,500,000	2,754,900
			33,004,418
Connecticut—4.0%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	7,775,000	8,364,189
Greater New Haven Water Pollution Control Authority
4.00%	08/15/35	1,500,000	1,530,630
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27 - 08/01/33	8,295,000	9,531,551
State of Connecticut
5.00%	01/01/22 - 01/01/24	8,600,000	10,216,168
State of Connecticut Special Tax Revenue
5.00%	11/01/26 - 10/01/29	29,250,000	33,933,290
Town of Fairfield
5.00%	08/01/21	1,000,000	1,208,990
			64,784,818
Delaware—1.2%
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	11,117,780
Delaware State Health Facilities Authority
5.00%	10/01/40	6,800,000	7,393,232
State of Delaware
5.00%	07/01/28	1,000,000	1,175,660
			19,686,672
District of Columbia—1.7%
District of Columbia
5.00%	04/01/30	4,500,000	5,104,170
5.50%	04/01/36	15,000,000	17,043,000
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000,000	5,651,650
			27,798,820
Florida—0.7%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,144,390
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	10,015,200
			11,159,590

Georgia—6.9%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,545,495
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,973,630
Augusta Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400,000	5,400,000	(b)
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	20,500,000	23,677,935
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,685,807
6.25%	11/01/39	10,000,000	11,840,500
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,327,630	(b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,716,435
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520,000	2,679,919	(a,b)
4.85%	03/01/23	2,290,000	2,436,949	(a,b)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865,000	1,889,543	(b)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490,000	2,902,668
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	2,125,000	2,196,974	(b,e)
State of Georgia
4.00%	07/01/32	3,350,000	3,615,923
4.50%	01/01/29	3,000,000	3,316,560
5.00%	08/01/22	4,460,000	5,016,073	(a)
5.00%	08/01/22 - 01/01/26	4,790,000	5,424,632
			113,646,673
Hawaii—1.8%
City & County of Honolulu
5.00%	04/01/33	10,000,000	11,038,600
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	18,582,380
			29,620,980
Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,623,120
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625,000	18,845,680	(b)
			23,468,800
Illinois—2.0%
City of Chicago O’Hare International Airport Revenue
5.63%	01/01/35	5,000,000	5,672,000
5.75%	01/01/39	11,500,000	13,316,425
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.62%	06/15/22	4,305,000	4,358,382	(b)
5.40%	06/15/19	4,000,000	4,420,320	(b)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000,000	4,671,600	(b)
			32,438,727
Indiana—1.1%
City of Whiting
1.85%	06/01/44	2,500,000	2,500,000

Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,821,650
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000,000	7,676,550
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000,000	5,458,750
			18,456,950
Iowa—1.0%
Iowa Finance Authority
5.00%	12/01/19	10,000,000	10,605,200
5.25%	12/01/25	5,000,000	5,375,850
			15,981,050
Kentucky—1.3%
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	12,233,182	(b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040,000	9,190,604
			21,423,786
Louisiana—1.3%
City of New Orleans LA Sewerage Service Revenue
5.00%	06/01/44	5,100,000	5,552,013
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%	02/01/44	4,000,000	4,410,160
State of Louisiana
5.00%	09/01/19	10,050,000	11,844,930
			21,807,103
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	270,000	326,514	(a)
5.25%	07/01/21	1,520,000	1,789,481
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,124,020
6.00%	07/01/34	1,250,000	1,469,625
			4,709,640
Maryland—3.2%
City of Baltimore
5.00%	07/01/38	9,375,000	10,659,469
County of Baltimore
5.00%	02/01/23	7,525,000	9,067,775
County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	10,545,764
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,200,820
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300,000	3,567,264
5.00%	10/01/45	1,000,000	1,126,480	(f)
State of Maryland
5.00%	11/01/18	4,000,000	4,653,400
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	9,406,951
			52,227,923

Massachusetts—5.0%
Massachusetts Department of Transportation
5.00%	01/01/37	11,130,000	11,928,466
Massachusetts Development Finance Agency
5.00%	07/01/44 - 10/01/46	10,250,000	11,520,125
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	17,000,000	18,564,700
5.50%	11/15/36	4,000,000	4,671,240
5.75%	07/01/39	5,000,000	5,499,050
Massachusetts School Building Authority
5.00%	08/15/28 - 05/15/43	8,170,000	9,487,267
Massachusetts Water Resources Authority
5.00%	08/01/32 - 08/01/41	7,140,000	8,195,249
6.50%	07/15/19	10,275,000	11,704,047	(e)
			81,570,144
Michigan—1.0%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,919,860
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,505,500	(b)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	7,060,380
			16,485,740
Minnesota—1.4%
St Paul Port Authority
5.00%	12/01/22	4,630,000	5,566,649
University of Minnesota
4.00%	01/01/44	10,000,000	10,295,900
5.00%	01/01/39	1,250,000	1,438,487
Western Minnesota Municipal Power Agency
5.00%	01/01/46	5,000,000	5,646,750
			22,947,786
Missouri—1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,823,976
Metropolitan St Louis Sewer District
5.00%	05/01/34 - 05/01/43	7,500,000	8,549,650
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,416,243
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,207,185	(f)
5.75%	01/01/29	4,500,000	4,651,515
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,654
			30,175,223
Nebraska—0.8%
Omaha Public Power District
4.00%	02/01/34 - 02/01/36	12,000,000	12,451,040
Nevada—0.1%
City of Las Vegas (AGMC Insured)
5.55%	06/01/16	1,370,000	1,380,933	(b)
New Jersey—7.1%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500,000	8,804,685	(b)

New Jersey Economic Development Authority
5.50%	12/15/29	5,000,000	5,569,450
New Jersey Educational Facilities Authority
6.00%	12/01/17	10,000,000	11,388,400	(e)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	8,369,475
New Jersey Institute of Technology
5.00%	07/01/42	2,000,000	2,207,580
New Jersey State Turnpike Authority
5.00%	01/01/25	14,000,000	16,948,120	(f)
5.00%	01/01/33 - 01/01/38	15,000,000	16,941,300
5.25%	01/01/40	10,000,000	11,143,200
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	13,610,000	14,214,264	(b,e)
6.50%	01/01/16	5,135,000	5,520,074	(b)
New Jersey Transportation Trust Fund Authority
5.25%	06/15/36	8,600,000	9,421,558
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	4,610,000	4,662,047	(b,e)
5.75%	12/15/14	1,390,000	1,405,582	(b)
			116,595,735
New Mexico—1.5%
New Mexico Finance Authority
5.00%	06/15/18 - 12/15/26	18,850,000	20,981,050	(c)
5.00%	06/15/20	2,350,000	2,797,675
			23,778,725
New York—7.1%
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,695,500
Metropolitan Transportation Authority
5.00%	11/15/29	5,000,000	5,848,950
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	11,398,300
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 11/01/39	15,000,000	17,221,900
5.00%	11/01/30 - 11/01/37	13,220,000	15,176,989	(c)
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,468,650
5.13%	01/15/44	10,000,000	11,015,300
New York State Dormitory Authority
5.00%	07/01/23	1,000,000	1,190,210	(c)
5.50%	07/01/36	1,500,000	1,701,885
5.50%	05/01/37	2,500,000	2,713,025	(c)
6.00%	07/01/40	2,000,000	2,291,620
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,960,240
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	10,625,310
Port Authority of New York & New Jersey
5.00%	09/01/36	1,000,000	1,155,500
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000,000	11,452,300
Westchester County Healthcare Corp.
6.13%	11/01/37	2,500,000	2,854,950
			115,770,629

North Carolina—1.9%
City of Charlotte
5.00%	06/01/23	4,320,000	5,078,592
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,613,400
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,555,600
North Carolina State University at Raleigh
5.00%	10/01/42	2,500,000	2,855,600
North Carolina Turnpike Authority
5.00%	07/01/30	3,230,000	3,687,271
State of North Carolina
4.75%	05/01/30	4,130,000	4,645,259
University of North Carolina at Greensboro
5.00%	04/01/36	4,000,000	4,439,000
			31,874,722
Ohio—5.1%
American Municipal Power Inc.
5.00%	02/15/38	5,000,000	5,377,600
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,861,525
City of Cleveland Airport System Revenue
5.00%	01/01/29 - 01/01/31	4,225,000	4,584,139
City of Columbus
5.00%	07/01/26 - 07/01/28	25,865,000	31,130,224
5.00%	08/15/29 - 08/15/30	2,925,000	3,481,121	(c)
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	744,254
4.75%	06/01/31	5,000,000	5,467,300
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	2,034,612
Northeast Ohio Regional Sewer District
5.00%	11/15/38	13,000,000	14,781,130
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,787,700
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,764,880
			83,014,485
Oklahoma—0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,934,130
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	2,000,000	2,039,680	(b)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,974,670
			11,948,480
Oregon—0.6%
Washington & Multnomah Counties School District No 48J Beaverton
5.00%	06/15/33 - 06/15/34	9,000,000	10,591,370
Pennsylvania—4.3%
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36	10,000,000	10,904,600

Delaware River Port Authority
5.00%	01/01/29	5,000,000	5,780,050
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750,000	2,063,967
Pennsylvania Turnpike Commission
1.00%	12/01/34	12,000,000	12,676,320
5.00%	06/01/29 - 12/01/32	11,500,000	12,648,935
5.25%	06/01/39	9,500,000	10,332,390
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000,000	12,105,840	(b)
Philadelphia Authority for Industrial Development
5.00%	07/01/42	4,000,000	4,544,640
			71,056,742
Puerto Rico—0.6%
Puerto Rico Sales Tax Financing Corp.
5.50%	08/01/28	5,000,000	4,224,000
7.50%	08/01/32	7,000,000	5,507,880
			9,731,880
Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,498,120
6.50%	09/15/28	1,000,000	1,170,080
			2,668,200
South Carolina—3.0%
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850,000	23,134,343	(a)
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,663,130
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,376,975	(b)
South Carolina State Public Service Authority
5.50%	01/01/38	14,970,000	16,960,860
			49,135,308
Tennessee—1.4%
County of Shelby
5.00%	03/01/21	3,500,000	4,120,410
Metropolitan Government of Nashville & Davidson County
5.00%	05/15/25	10,000,000	11,171,100	(a)
State of Tennessee
5.00%	05/01/19	1,000,000	1,151,670	(a)
Tennessee State School Bond Authority
5.00%	11/01/35 - 11/01/37	4,950,000	5,771,656
			22,214,836
Texas—6.3%
Board of Regents of the University of Texas System
5.00%	07/01/41	3,000,000	3,431,040
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	15,352,290
City of Austin Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450,000	6,029,117	(b)
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	12,197,225
5.25%	11/15/30 - 11/15/31	12,000,000	14,034,940
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,862,050

North Texas Tollway Authority
5.00%	09/01/31	3,500,000	3,985,415
5.75%	01/01/38 - 01/01/40	21,475,000	23,818,924
6.00%	01/01/38	5,000,000	5,854,300
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	11,930,782
			102,496,083
Utah—1.7%
County of Utah Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	11,830,000	12,207,744	(b)
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,419,120
Utah Transit Authority
5.00%	06/15/42	10,000,000	10,801,000
			27,427,864
Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700,000	5,994,975
Virginia—1.1%
City of Richmond
5.00%	01/15/38	2,000,000	2,275,640
Virginia Commonwealth Transportation Board
5.00%	03/15/23	9,000,000	10,864,080
Virginia Resources Authority
5.25%	11/01/38	5,000,000	5,430,650
			18,570,370

Total Municipal Bonds and Notes (Cost $1,469,012,937)			1,589,888,659

Short-Term Investments—3.3%
Time Deposit—3.3%
State Street Corp.
0.01%	10/01/14	53,480,626	53,480,626	(g)
(Cost $53,480,626)

Total Investments (Cost $1,522,493,563)			1,643,369,285

Liabilities in Excess of Other Assets, net—(0.5)%			(8,410,208)

NET ASSETS—100.0%			$1,634,959,077

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or MBIA. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of September 30, 2014 (as a percentage of net assets).

(c)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $3,081,780 or 0.19% of the net assets of the Elfun Tax Exempt Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(e)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(g)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2014.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Corporations

MBIA	Municipal Bond Investors Assurance Corporation

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Municipal Bonds and Notes	$—	$1,589,888,659	$—	$1,589,888,659
Short-Term Investments	—	53,480,626	—	53,480,626

Total Investments in Securities	$—	$1,643,369,285	$—	$1,643,369,285

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,522,612,708	$121,244,972	$(488,395)	$120,756,577

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.
15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 20, 2014